Expense Example - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example:
1 year	$ 685
3 years	916
5 years	1,167
10 years	1,881
Fidelity Advisor Equity Value Fund - Class C
Expense Example:
1 year	293
3 years	599
5 years	1,030
10 years	2,031
Fidelity Advisor Equity Value Fund - Class M
Expense Example:
1 year	486
3 years	772
5 years	1,079
10 years	1,949
Fidelity Advisor Equity Value Fund - Class I
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	1,084
Fidelity Advisor Equity Value Fund - Class Z
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930